Earnings Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

Basic earnings per share (“EPS”) are calculated with reference to the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. The computation of diluted EPS for the three month and six month periods ended June 30, 2015 and 2014, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Net income/(loss) attributable to Golar LNG Ltd stockholders - basic and diluted	(2,563)	(24,230)	19,355	(11,239)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2015	2014	2015	2014
Weighted average number of common shares outstanding	87,013	80,572	87,013	80,572

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2015	2014	2015	2014
Diluted earnings per share:

Weighted average of number of common shares outstanding	87,013	80,572	87,013	80,572
Effects of dilutive share options	—	—	85	207
Effect of dilutive convertible bonds	—	—	—	—
Common stock and common stock equivalent	87,013	80,572	87,098	80,779

Earnings (loss) per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

Basic	$(0.03)	$(0.30)	$0.22	$(0.14)
Diluted	$(0.03)	$(0.30)	$0.22	$(0.14)